CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Cash Flows From Operating Activities:
Net income (loss)	$ 514,461	$ 392,932
Adjustments to reconcile net income (loss) to net cash flows from operating activities:
Depreciation and amortization	441,217	461,143
Realized and unrealized losses (gains) on investments	(32,322)	(618)
Non-cash, stock-based compensation	3,745	14,823
Deferred tax expense (benefit)	(47,591)	(63,677)
Other, net	52,005	29,712
Changes in current assets and current liabilities, net	11,125	154,289
Net cash flows from operating activities	942,640	988,604
Cash Flows From Investing Activities:
(Purchases) Sales and maturities of marketable investment securities, net	135,367	1,345,330
Purchases of property and equipment	(278,582)	(324,183)
Other, net	7,858	(724)
Net cash flows from investing activities	(135,357)	1,020,423
Cash Flows From Financing Activities:
Proceeds from issuance of senior notes	2,000,000
Dividend to DISH Orbital Corporation	(1,500,000)	(8,250,000)
Redemption and repurchases of senior notes (Note 7)	(1,500,000)	(650,001)
Advances from affiliates		188,720
Repayment of long-term debt and capital lease obligations	(15,589)	(13,772)
Debt issuance costs	(7,676)
Other, net	128	13,678
Net cash flows from financing activities	(1,023,137)	(8,711,375)
Net increase (decrease) in cash and cash equivalents	(215,854)	(6,702,348)
Cash and cash equivalents, beginning of period	419,926	6,762,140
Cash and cash equivalents, end of period	$ 204,072	$ 59,792